Schedule of Consolidated Pretax Loss from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States			$ (76,654)	$ (205,175)
Loss before income tax	$ (2,351)	$ (31,885)	$ (76,654)	$ (205,175)